Operating Expenses (Details) - Schedule of operating expenses - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating Expenses (Details) - Schedule of operating expenses [Line Items]
General and administrative total	$ 1,590,490	$ 4,192,785
Sales and marketing total	2,410,935	921,630
Research and development total	2,625,072	563,572
Research and development [Member]
Operating Expenses (Details) - Schedule of operating expenses [Line Items]
Payroll	1,354,084	183,344
Consulting services	858,307	41,144
Depreciation and amortization	153,259
Travel and car expenses	51,962	31,492
Material Consumption	28,735	251
Training	709	77
Taxes and insurances	2,785	120,887
Rent and premises		9,770
Distribution cost	20,826
Other expenses	154,405	176,607
Sales and marketing [Member]
Operating Expenses (Details) - Schedule of operating expenses [Line Items]
Payroll	497,213	62,319
Product and brand advertising	1,532,089	790,185
Consulting services	351,723	13,985
Travel and car expenses	815	10,704
Training	2,194	26
Rent and premises		3,321
Other expenses	26,901	41,090
General and administrative [Member]
Operating Expenses (Details) - Schedule of operating expenses [Line Items]
Payroll	708,676	3,060,982
Consulting services	488,883	801,804
Insurance and taxes	166,575	135,775
Depreciation and amortization	31,371	34,859
Travel and car expenses	38,154	35,371
IT expense	42,405
Rent and premises	32,187	10,973
Other expenses	$ 82,239	$ 113,021